Risks and contingencies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Risks and contingencies
Anti-monopoly fine			¥ 18,228,000,000
Number of consecutive years the Company is required to file a self-assessment and compliance report to the SAMR	3 years
Collectability of payments made relating to trade assurance program
Risks and contingencies
Provisions made in relation to the program		¥ 0	¥ 0	¥ 0